UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	January 31, 2001
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	$225673



List of Other Included Managers:		None
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
                                                                     KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                          December 31, 2000
                						                                                                                            Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp                      COM              001957109     4937   286186 SH       Sole                   286186
AT&T Corp Wireless             COM              001957406     5041   291200 SH       Sole                   291200
Agilent Technologies           COM              00846U101      418     7628 SH       Sole                     7628
America Online Inc             COM              00184A105     2401    69000 SH       Sole                    69000
American International         COM              026874107     1361    13811 SH       Sole                    13811
Aon Corp                       COM              037389103     2603    76000 SH       Sole                    76000
Arrow Electronics, Inc.        COM              042735100     4188   146300 SH       Sole                   146300
Avnet Inc                      COM              053807103     2307   107300 SH       Sole                   107300
Avon Products                  COM              054303102     3404    71100 SH       Sole                    71100
BP Amoco PLC Sponsored ADR     COM              055622104     1070    22360 SH       Sole                    22360
BankAmerica Corp               COM              060505104     3730    81299 SH       Sole                    81299
Boeing Co                      COM              097023105     3399    51500 SH       Sole                    51500
CVS Corporation                COM              126650100     4993    83300 SH       Sole                    83300
Cardinal Health Inc            COM              14149Y108     3885    39000 SH       Sole                    39000
Cendant Corp                   COM              151313103     3234   336000 SH       Sole                   336000
Chase Manhattan Corp           COM              16161A108     4098    90210 SH       Sole                    90210
Chevron Corp                   COM              166751107     4819    57070 SH       Sole                    57070
Chubb Corp                     COM              171232101     3975    45950 SH       Sole                    45950
Citigroup Inc                  COM              172967101     6812   133398 SH       Sole                   133398
Citizens Utils Co CL B         COM              177342201      853    65000 SH       Sole                    65000
Compaq Computer Corp           COM              204493100     3514   233500 SH       Sole                   233500
Dell Computer Corp             COM              247025109     1486    85200 SH       Sole                    85200
Delphi Automotive              COM              247126105     2100   186700 SH       Sole                   186700
Duke Energy Corp               COM              264399106     4578    53700 SH       Sole                    53700
Eastman Kodak Company          COM              277461109     2750    69850 SH       Sole                    69850
El Paso Natural Gas Co         COM              283695872     4434    61900 SH       Sole                    61900
Exxon Mobil Corp               COM              30231G102    10681   122861 SH       Sole                   122861
Federated Dept Stores          COM              31410H101     3566   101900 SH       Sole                   101900
First Data Corp                COM              319963104     2655    50400 SH       Sole                    50400
General Electric Company       COM              369604103     2538    52950 SH       Sole                    52950
General Motors Corp            COM              370442105     3094    60736 SH       Sole                    60736
General Motors Corp CL H       COM              370442501     3643   158381 SH       Sole                   158381
Healthsouth                    COM              421924101     8270   507000 SH       Sole                   507000
Intel Corp                     COM              458140100     4064   135200 SH       Sole                   135200
International Paper            COM              460146103     9073   222300 SH       Sole                   222300
Intl Business Machines         COM              459200101     2818    33150 SH       Sole                    33150
Intuit                         COM              461202103     2232    56600 SH       Sole                    56600
K Mart Corp                    COM              482584109      630   118570 SH       Sole                   118570
Kimberly-Clark                 COM              494368103     8279   117124 SH       Sole                   117124
LSI Logic Corp                 COM              502161102     2763   161700 SH       Sole                   161700
Limited Inc                    COM              532716107     3569   209200 SH       Sole                   209200
Lucent Technologies            COM              549463107     1071    79300 SH       Sole                    79300
MCI Worldcom Inc               COM              55268B106     3808   270800 SH       Sole                   270800
Mellon Bank Corp               COM              58551A108     1461    29700 SH       Sole                    29700
Merck & Co                     COM              589331107     2472    26400 SH       Sole                    26400
Microsoft Corp                 COM              594918104     5228   120540 SH       Sole                   120540
Morgan Stanley Dean Witter     COM              617446448      872    11000 SH       Sole                    11000
Motorola Inc                   COM              620076109     5112   252420 SH       Sole                   252420
National Semiconductor         COM              637640103     1819    90400 SH       Sole                    90400
Nucor Corp                     COM              670346105     1953    49200 SH       Sole                    49200
PNC Financial Svcs Group       COM              693475105      219     3000 SH       Sole                     3000
Pfizer Inc                     COM              717081103     5280   114775 SH       Sole                   114775
Pharmacia Corp                 COM              71713U102     4549    74580 SH       Sole                    74580
Reliant Energy Inc.            COM              75952j108     1285    29670 SH       Sole                    29670
Royal Dutch Petroleum          COM              780257705      727    12000 SH       Sole                    12000
Schlumberger Ltd               COM              806857108     1439    18000 SH       Sole                    18000
TRW Inc                        COM              872649108     2178    56200 SH       Sole                    56200
Target Corp                    COM              87612e106     6350   196900 SH       Sole                   196900
Tenet Healthcare Corp          COM              88033G100     4639   104400 SH       Sole                   104400
Texaco Inc                     COM              881694103     2044    32900 SH       Sole                    32900
Texas Instruments Inc          COM              882508104     5377   113500 SH       Sole                   113500
Transocean Sedco Forex         COM              G90078109      290     6310 SH       Sole                     6310
United Parcel Service          COM              911312106     3161    53800 SH       Sole                    53800
United Technologies Corp       COM              913017109     4607    58590 SH       Sole                    58590
Viacom Inc CL B                COM              925524308     1700    36360 SH       Sole                    36360
duPont (EI) deNemours          COM              263534109     3541    73300 SH       Sole                    73300
Fidelity Charles Str Asset Mgr                  316069301      224 14110.296SH       Sole                14110.296
REPORT SUMMARY                 67 DATA RECORDS              225673            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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